Intangible Assets - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Research and development expenditure	₩ 1,447,706	₩ 1,379,653	₩ 1,382,406
Display CGU [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage Increase In Discount Rate	0.98%	0.92%
Amount by which units recoverable amount exceeds its carrying amount	₩ 1,250,028	₩ 975,459
Display (Large OLED) CGU [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amount by which units recoverable amount exceeds its carrying amount	1,463,528
Display (AD PO) CGU [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amount by which units recoverable amount exceeds its carrying amount	₩ 2,734,516